Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 5,836	$ 23,236
Restricted cash	850	618
Short-term deposits	98,694	8,080
Prepaid expenses and other receivables	1,097	707
Total current assets	106,477	32,641
LONG-TERM ASSETS:
Long term prepaid expenses	391	2,028
Property and equipment, net	7,471	7,546
Right-of-use asset	5,810
Total long-term assets	13,672	9,574
Total assets	120,149	42,215
CURRENT LIABILITIES:
Trade payables	1,423	1,203
Other payables and accrued expenses	2,246	3,202
Current maturities of operating lease liabilities	669
Total current liabilities	4,338	4,405
LONG-TERM LIABILITIES:
Warrants liability	5,630
Warrants to Convertible Preferred shares		18,623
Operating lease liabilities	4,524
Total liabilities	14,492	23,028
COMMITMENTS AND CONTINGENCIES
CONVERTIBLE PREFERRED SHARES OF NO-PAR VALUE PER SHARE – Authorized: 25,348,176 shares and 0 as of December 31, 2021 and 2022, respectively; Issued and outstanding: 13,739,186 and 0 shares as of December 31, 2021 and 2022, respectively		53,964
SHAREHOLDERS’ (DEFICIENCY) EQUITY:
Ordinary shares of no-par value per share – Authorized: 72,423,360 and 362,116,800 shares as of December 31, 2021 and 2022, respectively; Issued and outstanding: 40,528,913 and 69,105,000 shares as of December 31, 2021 and 2022, respectively
Additional paid-in capital	192,259	18,063
Accumulated deficit	(86,602)	(52,840)
Total shareholders’ (deficiency) equity	105,657	(34,777)	[1]
Total liabilities, Convertible Preferred shares and shareholders’ (deficiency) equity	$ 120,149	$ 42,215

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 11, Shareholders’ Deficiency, for details.